CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Concession Financial And Sector Assets And Liabilities
Schedule of financial assets and liabilities of concession

	2022	2021
Concession financial assets
Energy distribution concessions (14.1)	1,370	684
Gas distribution concessions (14.1)	37	34
Indemnifiable receivable - Generation (14.2)	692	816
Concession grant fee - Generation concessions (14.3)	2,950	2,792
	5,049	4,326
Sector financial assets
Amounts receivable from Parcel A (CVA) and Other Financial Components (14.4)	944	2,148
Total	5,993	6,474

Current assets	1,055	1,505
Non-current assets	4,938	4,969

	2022	2021
Sector financial liabilities
Amounts receivable from Parcel A (CVA) and Other Financial Components (14.4)	-	(51)
Total	-	(51)

Schedule of changes in concession financial assets related to infrastructure

	Distribution	Generation	Gas	Total
Balance on December 31, 2019	460	3,284	24	3,768
Amounts received	-	(266)	-	(266)
Transfers from contract assets	60	-	-	60
Transfers from (to) intangible assets	(5)	-	-	(5)
Monetary adjustment	15	347	5	367
Balance on December 31, 2020	530	3,365	29	3,924
Transfers of contract assets	110	-	-	110
Transfers to intangible assets	(9)	-	-	(9)
Additions
Interest	54	523	5	582
Disposals	(1)	-	-	(1)
Amounts received	-	(280)	-	(280)
Balance on December 31, 2021	684	3,608	34	4,326
Additions	-	-	-	-
Transfers of contract assets	670	-	-	670
Transfers to intangible assets	(22)	-	-	(22)
Interest	39	514	3	556
Fair Value Adjustments	-	(171)	-	(171)
Disposals	(1)	-	-	(1)
Amounts received	-	(309)	-	(309)
Balance on December 31, 2022	1,370	3,642	37	5,049

Schedule of generation indemnity receivable

Generation plant	Concession expiration date	Installed capacity (MW) (information of MW not audited)	Net balance of assets based on historical cost	Net balance of assets based on fair value - ReN 1,027/2022	Financial Update	Net balance of assets on December 31, 2022
Lot D
UHE Três Marias	July 2015	396.00	71	167	12	179
UHE Salto Grande	July 2015	102.00	12	86	6	92
UHE Itutinga	July 2015	52.00	4	10	1	11
UHE Camargos	July 2015	46.00	7	20	1	21
PCH Piau	July 2015	18.01	2	4	-	5
PCH Gafanhoto	July 2015	14.00	1	5	-	6
PCH Peti	July 2015	9.40	1	6	-	6
PCH Dona Rita	Sep. 2013	2.41	1	2	-	2
PCH Tronqueiras	July 2015	8.50	2	9	1	9
PCH Joasal	July 2015	8.40	2	6	-	7
PCH Martins	July 2015	7.70	2	4	-	5
PCH Cajuru	July 2015	7.20	4	19	1	20
PCH Paciência	July 2015	4.08	1	4	-	4
PCH Marmelos	July 2015	4.00	1	2	-	3
Others
UHE Volta Grande	Feb. 2017	380.00	-	-	-	-
UHE Miranda	Dec. 2016	408.00	35	91	7	97
UHE Jaguara	Aug. 2013	424.00	46	138	10	148
UHE São Simão	Jan. 2015	1,710.00	27	71	5	77
		3,601.70	219	644	44	691

The changes in these concession financial assets

SPC	Plants	2021	Interest	Amounts received	2022
CEMIG Geração Três Marias S.A.	Três Marias	1,584	254	(166)	1,672
CEMIG Geração Salto Grande S.A.	Salto Grande	497	80	(52)	525
CEMIG Geração Itutinga S.A.	Itutinga	187	33	(22)	198
CEMIG Geração Camargos S.A.	Camargos	140	25	(17)	148
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	184	34	(23)	195
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	125	26	(18)	133
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	75	15	(11)	79
Total		2,792	467	(309)	2,950

SPC	Plants	2020	Interest	Amounts received	2021
CEMIG Geração Três Marias S.A.	Três Marias	1,447	287	(150)	1,584
CEMIG Geração Salto Grande S.A.	Salto Grande	454	90	(47)	497
CEMIG Geração Itutinga S.A.	Itutinga	171	37	(21)	187
CEMIG Geração Camargos S.A.	Camargos	128	27	(15)	140
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	167	38	(21)	184
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	114	27	(16)	125
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	69	17	(11)	75
Total		2,550	523	(281)	2,792

SPC	Plants	2019	Interest	Amounts received	2020
CEMIG Geração Três Marias S.A.	Três Marias	1,402	188	(143)	1,447
CEMIG Geração Salto Grande S.A.	Salto Grande	440	59	(45)	454
CEMIG Geração Itutinga S.A.	Itutinga	165	25	(19)	171
CEMIG Geração Camargos S.A.	Camargos	124	18	(14)	128
CEMIG Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência and Piau	161	26	(20)	167
CEMIG Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras	110	19	(15)	114
CEMIG Geração Oeste S.A.	Cajurú, Gafanhoto and Martins	66	12	(9)	69
Total		2,468	347	(265)	2,550

Schedule of financial assets and financial liabilities with the tariff adjustments

Financial position	2022			2021
	Amounts ratified by ANEEL in the last tariff adjustment	Amounts to be ratified by ANEEL in the next tariff adjustments	Total	Amounts ratified by ANEEL in the last tariff adjustment	Amounts to be ratified by ANEEL in the next tariff adjustments	Total
Assets	544	400	944	989	4,133	5,122
Current assets	544	202	746	989	2,397	3,386
Non-current assets	-	198	198	-	1,736	1,736

Liabilities	-	-	-	(1,040)	(1,985)	(3,025)
Current liabilities	-	-	-	(1,040)	(1,175)	(2,215)
Non-current liabilities	-	-	-	-	(810)	(810)

Total current, net	544	202	746	(51)	1,222	1,171
Total non-current, net	-	198	198	-	926	926
Total, net	544	400	944	(51)	2,148	2,097

Financial components	2022			2021
	Amounts ratified by ANEEL in the last tariff adjustment	Amounts to be ratified by ANEEL in the next tariff adjustments	Total	Amounts ratified by ANEEL in the last tariff adjustment	Amounts to be ratified by ANEEL in the next tariff adjustments	Total
Items of ‘Parcel A’
Energy Development Account (CDE) quota	141	(140)	1	24	(91)	(67)
Tariff for use of transmission facilities of grid participants	4	211	215	146	97	243
Tariff for transport of Itaipu supply	-	18	18	13	(1)	12
Alternative power source program (Proinfa)	39	(8)	31	11	19	30
ESS/EER System Service/Energy Charges	378	205	583	31	953	984
Energy bought for resale	234	(1,322)	(1,088)	390	1,178	1,568

Other financial components
Over contracting of supply (1)	40	710	750	(68)	193	125
Neutrality of Parcel A	(33)	236	203	24	73	97
Billing return - Covid Account (2)	-	-	-	(371)	-	(371)
Other financial items	(236)	538	302	(230)	(226)	(68)
Excess demand and reactive power	(23)	(48)	(71)	(21)	(47)	(456)
Total	544	400	944	(51)	2,148	2,097

(1)	CEMIG D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by ANEEL in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load - thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. In 2020, ANEEL published the Dispatch 2,508, which set new amounts for distributors’ over contracting of 2017 in the amount of R$39, which was considered in the 2021 tariff process. Due to the administrative appeals submitted to ANEEL, the amounts of overcontracting had their values adjusted through ANEEL's dispatch 2.168, of 2022. With the publication of the order, and considering the current rules, the amount of R$219, pending transfer from 2017, will be considered in the next tariff process. Regarding the amount of R$27 related to the 2018 overcontracting, the Company continues to recognize the right and awaits publication of the respective order.
(2)	This is a financial component created for return to customers of the amounts that were invoiced to them but received by CEMIG from the Covid Account in 2020. These amounts was returned to customers in the tariff process of 2021, updated by the Selic rate, ensuring of neutrality.

Changes in balances of these sector assets and liabilities

Balance on December 31, 2019	882
Additions	611
Amortization	(156)
Payments from the Flag Tariff Centralizing Account	(63)
Receipt funds of ‘Covid-account’	(1,404)
Updating - Selic rate (Note 29)	32
Balance on December 31, 2020	(98)
Additions	1,908
Amortization	238
Transfer of other liabilities (1)	(15)
Updating - Selic rate (Note 29)	64
Balance on December 31, 2021	2,097
Additions	(386)
Amortization	(761)
(-) Proceeds from loan - Water scarcity account	(191)
Updating - Selic rate (Note 29)	185
Balance on December 31, 2022	944

(1)	Amounts relating to the reversal of the credits that could not be returned to customers in final billing, due to moderation of tariffs, as specified in §6 of Article 88 of REN 414/2010, included by REN 714/2016.